Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual) [Abstract]
Net operating losses			$ 11.2	$ 10.6
Income Taxes (Additional Textual) [Abstract]
Income before income taxes			8.1	51.2	42.4
Undistributed earnings			94
Employee post-retirement benefit plans			9.2	0.6	(2.5)
Income tax benefit related to restricted stock and stock options				0.2
Valuation allowance, operating loss carryforwards			8.7
Valuation allowance, capital loss			1.5
Percentage of pretax income	32.80%	36.30%	28.40%	39.50%	38.80%
Net tax benefit included in income taxes, discrete items	0.3
U.S. federal statutory rate	35.00%		35.00%	35.00%	35.00%
Effective income tax rate, taxes on foreign earnings differential	(3.50%)
Nondeductible expenses	0.60%	0.60%
State taxes	1.40%	1.10%	1.30%	0.70%	(1.20%)
Uncertain tax positions	0.80%	0.90%	6.90%	0.20%	0.30%
Domestic manufacturing deduction	(1.50%)	(1.30%)	(2.30%)	(0.70%)	0.00%
Unrecognized tax benefits with impact on the effective tax rate	7.3		7.1	3.5
Unrecognized tax benefits	10.1		9.9	6.5	4.0	4.0
Interest expense and related penalties			0.2	0.2	0.1
Accrued interest expense and penalties	1.0		0.9	0.7
State [Member]
Income Taxes (Textual) [Abstract]
Net operating losses			14.3
Operating losses expiration			2014 to 2030
Foreign [Member]
Income Taxes (Textual) [Abstract]
Net operating losses			$ 2.0
Operating losses expiration			2019